Notes Related to the Consolidated Statements of Financial position - Summary of Lease Liabilities (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Lease Liabilities Line Item
Allowance received from a lessor	€ 1,866
Increase without cash impact	4,121
Repayment	(978)
Decrease without cash impact	(339)
FX rate impact	108
Capitalized interests	149
Reclassification	42
Balance at end of the year	12,703
Adoption Of IFRS 16
Lease Liabilities Line Item
Balance at beginning of the year	€ 7,734